Loans and Allowance for Credit Losses, PCI, by Credit Quality Indicator (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 23,320	$ 26,727
Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,507	2,504	18,704
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	75	215
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,261	1,856
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	171	433
Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,507	2,504
Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	75	215
Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,261	1,856
Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	171	433
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	922	602
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	21	118
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	783	324
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	118	160
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	585	1,902
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	54	97
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	478	1,532
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 53	$ 273